Summary of Significant Accounting Policies - Schedule of Disaggregation Information of Revenues (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Product Information [Line Items]
Total revenue	$ 4,345,609	$ 33,823,176	$ 26,085,318	$ 31,961,177
Point in time
Product Information [Line Items]
Total revenue	180,613	1,405,762	1,902,895	2,626,516
Over time
Product Information [Line Items]
Total revenue	4,164,996	32,417,414	24,182,423	29,334,661
Initial set up, installation and customization services
Product Information [Line Items]
Total revenue	537,894	4,186,588	2,700,199	8,973,079
Subscriptions
Product Information [Line Items]
Total revenue	1,948,612	15,166,630	11,419,059	11,445,019
Hosting, support and maintenance services
Product Information [Line Items]
Total revenue	652,560	5,079,073	4,893,759	4,338,184
Liquidity services
Product Information [Line Items]
Total revenue	180,613	1,405,762	1,902,895	2,626,516
White label services
Product Information [Line Items]
Total revenue	627,887	4,887,035	3,018,561	2,122,198
Quotes/news/package subscription services
Product Information [Line Items]
Total revenue	$ 398,043	$ 3,098,088	$ 2,150,845	$ 2,456,181